CONSOLIDATED STATEMENT OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities
Net income	$ 26,440	¥ 171,278	¥ 66,911	¥ 62,018
Adjustments to reconcile net income to net cash from operating activities
Depreciation of property and equipment	3,958	25,636	21,684	11,702
Amortization of intangible assets	18,605	120,521	57,066	14,178
Provision for doubtful accounts	1,982	12,842	5,441	11,232
Impairment of goodwill and intangible assets	7,700	49,882	8,304
Impairment of investments	5,361	34,728	9,136
Loss on disposal of property and equipment	147	955
(Gain) Loss on disposal of intangible assets	547	3,539		(3,600)
Gain on disposal/deemed disposal of equity method investments	(6,866)	(44,483)
Settlement and changes in fair value of contingent considerations	(1,082)	(7,010)	13,749	1,067
Changes in fair value of redemption right and put options granted	(3)	(22)	(4,375)	(11,146)
Deemed employee compensation attributable to redemption right granted to a non-controlling shareholder				14,697
Losses from equity method investments	1,441	9,334	5,447	1,849
(Gain) Loss on disposal of an available-for-sale security	31	202	(1,967)
Deferred income tax expenses (benefits)	(1,075)	(6,962)	12,906	33,910
Share-based compensation expenses	48,690	315,407	173,274	37,396
Adjustments to reconcile net income to net cash from operating activities, total	105,876	685,847	367,576	173,303
Changes in operating assets and liabilities
Restricted cash	(58)	(378)
Accounts receivable	(48,805)	(316,152)	(151,979)	(55,867)
Prepayments and other current assets	(25,030)	(162,139)	(85,484)	(45,433)
Due from related parties	(3,012)	(19,508)	(30,702)	4,630
Other long-term assets	63	408	(15,917)	(1,665)
Accounts payable	4,586	29,705	38,354	12,487
Accrued expenses and other payables	98,295	636,738	225,374	97,115
Deferred revenue	2,309	14,958	29,608	(4,258)
Due to related parties	5,466	35,405	(2,008)	5,023
Income tax payable	3,270	21,183	(8,995)	11,974
Other non-current liabilities	1,684	10,909	(4,385)	872
Net cash provided by operating activities	144,644	936,976	361,442	198,181
Cash flows from investing activities
Purchase of property and equipment	(9,431)	(61,090)	(36,169)	(27,641)
Purchase of intangible assets	(5,340)	(34,590)	(144,896)	(2,359)
Purchase of cost method investments	(61,676)	(399,522)	(157,304)
Purchase of available-for-sale securities			(110,774)	(36,582)
Purchase of equity method investments	(16,538)	(107,131)	(125,739)	(4,400)
Purchase of fixed-rate time deposits	(74,286)	(481,207)	(1,388,167)	(105,000)
Acquisition of business, net of cash acquired	(38,505)	(249,425)	(195,199)	(52,785)
Proceeds from sales of property and equipment	76	490	100	74
Proceeds from sales of Intangible assets	513	3,320
Proceeds from sales of available-for-sale securities			17,076
Proceeds from maturity of available-for-sale securities	10,522	68,162
Proceeds from sales of equity method investments	2,007	13,000
Maturity of fixed-rate time deposits	139,147	901,364	959,837	145,376
Entrusted loan to an investor of an equity investee				(14,000)
Entrusted loan to a third party	(463)	(3,000)
Repayment of an entrusted loan from a third party			1,000
Repayment of an entrusted loan from an investor of an equity investee	1,389	9,000	4,940	5,060
Repayment of loans to investors of an equity investee				(5,530)
Settlement of contingent consideration				(3,000)
Net cash used for investing activities	(52,585)	(340,629)	(1,175,295)	(100,787)
Cash flows from financing activities
Proceeds from issuance of Series B Preferred Shares, net of issuance costs				321,965
Net of proceeds from the initial public offering ("IPO") and concurrent private placement			1,409,177
Proceeds from exercise of restricted shares with an option feature	632	4,092	2
Proceeds from bank loans	15,726	101,866
Cash received from noncontrolling shareholder	521	3,375	6,750
Distribution to a shareholder due to common control acquisition			(30,775)	(17,693)
Settlement of contingent consideration	(4,277)	(27,706)	(4,265)
Net cash provided by financing activities	12,602	81,627	1,380,889	304,272
Effect of exchange rate changes on cash and cash equivalents	5,871	38,029	(4,287)	(5,506)
Net increase in cash and cash equivalents	110,532	716,003	562,749	396,160
Cash and cash equivalents at beginning of period	168,774	1,093,285	530,536	134,376
Cash and cash equivalents at end of period	279,306	1,809,288	1,093,285	530,536
Supplemental disclosures
Income taxes paid	(3,412)	(22,105)	(20,410)	(3,329)
Interest expense paid	(84)	(547)
Non-cash investing and financing activities:
Capital injection to an equity investee by intangible assets				3,600
Acquisition of property and equipment included in accrued expenses and other current liabilities	6,752	43,740	755
Acquisition of an cost method investment included in accrued expenses and other liabilities	788	5,104
Acquisition of an equity method investment included in accrued expenses and other liabilities	501	3,247
Contingent considerations payable included in other non-current liabilities	3,603	23,338	53,592	¥ 11,974
Non-cash acquisition of an equity method investment			¥ 5,000
Non-cash acquisition of an cost method investment	9,897	64,110
Non-cash acquisition of business	$ 3,598	¥ 23,309